Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment, Net

NOTE C – PROPERTY AND EQUIPMENT, NET

Property and equipment (in thousands) consisted of the following at December 31, 2013 and 2012:

	2013	2012	Estimated Useful Lives in Years
Equipment	$13,848	$11,463	3-7
Leasehold improvements	2,258	1,907	2-5
Furniture & fixtures	1,087	709	7
Computer hardware	2,680	1,926	3
Computer software	3,265	2,547	2-3
Assets not yet placed in service	1,034	344	—

Subtotal	24,172	18,896
Less accumulated depreciation and amortization	(14,478)	(10,289)

Property and equipment, net	$9,694	$8,607

Depreciation expense on property and equipment, including leased assets in each period was as follows (in thousands):

	For the years ended December 31,
	2013	2012	2011
Depreciation expense	4,189	3,636	2,085

These amounts are included as part of our Statement of Operations in Cost of Revenue as well as General and Administrative Expenses with the majority of the expense being classified as Cost of Revenue.

Property and equipment under capital leases (in thousands), included above, consists of the following at December 31, 2013 and 2012:

	2013	2012
Equipment	$7,885	$6,373
Furniture & fixtures	575	212
Computer hardware	1,607	1,222
Computer software	306	132
Leasehold Improvements	134	134
Assets not yet placed in service	—	—

Subtotal	10,507	8,073
Less accumulated depreciation and amortization	(5,038)	(3,910)

Property and equipment under capital leases, net	$5,469	$4,163